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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10381

Registrant Name: PIMCO New York Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2007

Date of Reporting Period: January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–89.7%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$ 3,361,122
1,600	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,709,648
11,290	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (h)	Aa3/AA−	12,944,550
1,000	Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33, Ser. L, (Pre-refunded @ $100, 5/1/11) (a)	Aaa/A−	1,062,680
	Metropolitan Transportation Auth. NY Service Contract Rev., Ser. A,
6,040	5.00%, 7/1/25 (FGIC)	Aaa/AAA	6,309,867
8,150	5.00%, 7/1/30 (AMBAC)	Aaa/AAA	8,482,031
1,375	5.125%, 1/1/29	A1/AA−	1,438,594
1,500	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,637,535
	New York City, GO, Ser. J,
4,945	5.125%, 5/15/29, (MBIA)	Aaa/AAA	5,120,795
55	5.125%, 5/15/29, (Pre-refunded @ $101, 5/15/09) (MBIA)(a)	Aaa/AAA	57,249
275	5.25%, 6/1/28	A1/AA−	291,340
25	5.25%, 6/1/28, (Pre-refunded @ $100, 6/1/13) (a)	A1/AA−	27,019
1,820	New York City Industrial Dev. Agcy. Rev., Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	A1/BB+	1,843,551
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aaa/AAA	7,687,514
7,000	5.125%, 6/15/21, Ser. A (AMBAC-TCRS)	Aaa/AAA	7,101,150
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,234,350
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,299,950
2,250	New York City Transitional Finance Auth. Rev., 4.75%, 11/15/23, Ser. B	Aa1/AAA	2,286,720
	New York Cntys. Tobacco Trust II Rev.,
8,000	5.625%, 6/1/35 (h)	Ba1/BBB	8,310,000
130	5.75%, 6/1/43	Ba1/BBB	136,338
13,000	5.75%, 6/1/43 (h)	Ba1/BBB	13,633,750
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,045,880
	Port Auth. of New York & New Jersey Rev., Ser. 132,
3,000	5.00%, 9/1/29	A1/AA−	3,150,510
5,000	5.00%, 9/1/38	A1/AA−	5,233,250
4,515	Sachem Central School Dist. of Holbrook, GO, 5.00%, 10/15/30, Ser. B, (Pre-refunded @ $100, 10/15/13) (MBIA)(a)	Aaa/AAA	4,846,130
6,550	State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA)	Aaa/AAA	6,601,352
	State Dormitory Auth. Rev.,
	Augustana Lutheran Home for the Aged, Inc. (MBIA-FHA),
100	5.40%, 2/1/31	Aaa/AAA	106,815
1,435	5.50%, 2/1/41	Aaa/AAA	1,532,508
1,500	Hospital Center, 5.00%, 7/1/26, Ser. A	Ba2/BB	1,536,120
3,850	Lenox Hill Hospital, Obligation Group, 5.50%, 7/1/30	Ba2/NR	4,025,214

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Mental Health Services Facs. Improvement, Ser. D (MBIA),
$7,985	4.75%, 2/15/25	Aaa/AAA	$ 8,053,911
15	4.75%, 2/15/25, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	15,403
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Baa2/BBB	1,965,963
7,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,073,710
445	NY Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	472,439
4,000	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	4,164,240
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Aaa/AAA	1,351,576
2,315	State Dormitory Auth. State Univ., GO, 4.75%, 5/15/28, Ser. B, (Pre-refunded @ $101, 5/15/08) (FSA-CR) (a)	Aaa/AAA	2,370,837
5,000	State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E	Aa3/AA−	5,079,750
3,975	State Urban Dev. Corp. Rev., Correctional Fac. Service, 4.75%, 1/1/28, Ser. B, (Pre-refunded @ $101, 1/1/09) (AMBAC) (a)	Aaa/AAA	4,091,030
	Triborough Bridge & Tunnel Auth. Rev., Ser. A,
2,000	5.00%, 1/1/27	Aa2/AA−	2,076,480
755	5.00%, 1/1/32	Aa2/AA−	780,481
1,500	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	Aa2/AAA	1,585,320
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project Rev., 5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,108,359
	Total New York Municipal Bonds & Notes (cost–$156,918,037)		164,243,031
OTHER MUNICIPAL BONDS & NOTES–7.9%
	California–0.9%
2,000	California Cnty., Tobacco Settlement Rev., Los Angeles Cnty., zero coupon, 6/1/28	Baa3/NR	1,711,560
	Illinois–2.3%
	Educational Facs. Auth. Rev., Univ. of Chicago,
3,825	5.00%, 7/1/33	Aa1/AA	3,971,192
175	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	186,527
			4,157,719
	Louisiana–0.4%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	805,253
	Nevada–3.1%
5,500	Truckee Meadows Water Auth. Rev., 4.75%, 7/1/31, Ser. A (MBIA)	Aaa/AAA	5,633,815
	Puerto Rico–1.2%
1,500	Commonwealth Highway & Transportation Auth. Rev., 5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/AAA	1,611,390
500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	525,435
			2,136,825
	Total Other Municipal Bonds & Notes (cost–$13,693,707)		14,445,172

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK VARIABLE RATE NOTES (b)(c)(d)–1.3%
$2,173	New York City Transitional Finance Auth. Rev., 8.14%, 11/1/23, Ser. 362 (cost–$1,967,238)	Aa1/NR	$ 2,388,707
OTHER VARIABLE RATE NOTES (c)(d)–0.7%
	Puerto Rico–0.7%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$1,373,163)	Ba1/BBB−	1,396,486
NEW YORK VARIABLE RATE DEMAND NOTES (d)(e)–0.3%
100	Long Island Power Auth. Electric System Rev., 3.72%, 2/1/07, Ser. 1B	VMIG1/A-1+	100,000
400	New York City Transitional Finance Auth. Rev., 3.70%, 2/1/07, Ser. 3	VMIG1/A-1+	400,000
	Total New York Variable Rate Demand Notes (cost–$500,000)		500,000
U.S. TREASURY BILLS (f)–0.1%
170	4.80%-4.81%, 3/1/07-3/15/07 (cost–$169,159)		169,159
	Total Investments before options written (cost–$174,621,304)–100.0%		183,142,555
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
70	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07 (premiums received–$29,304)		(1,094)
	Total Investments net of options written (cost–$174,592,000)–100.0%		$183,141,461

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for futures contracts and options written.

(g)	Non-income producing.

(h)	Residual Interest Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

TCRS – Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	24	$5,679	6/18/07	$(20,700)
	Financial Future Euro – 90 day	24	5,685	9/17/07	(15,900)
	Financial Future Euro – 90 day	24	5,690	12/17/07	(10,800)
	Financial Future Euro – 90 day	24	5,693	3/17/08	(6,900)
Short:	U.S. Treasury Bond Futures	(27)	(2,973)	3/21/07	89,648
					$35,348

(2) Transactions in options written for the nine months ended January 31, 2007:

	Contracts	Premiums
Options outstanding, April 30, 2006	—	$—
Options written	70	29,304
Options outstanding, January 31, 2007	70	$29,304

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. However, as disclosed above, the Registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007